Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Amount	[1]	$ 101,077,015	$ 196,319,058	$ 102,695,758
Scotiabank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]		12-20-2018	12-12-2017
Due date	[1]		01-10-2019	01-05-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 3,552,994	$ 369,413
Monthly interest rate (%)	[1]		0.23%	0.24%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]		12-21-2018	12-14-2017
Due date	[1]		01-10-2019	01-05-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 1,196,505	$ 6,006,912
Monthly interest rate (%)	[1]		0.23%	0.24%
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-21-2018	12-28-2017
Due date	[1]		01-16-2019	01-05-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 283,475	$ 5,001,250
Monthly interest rate (%)	[1]		0.23%	0.25%
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-28-2018	12-29-2017
Due date	[1]		01-15-2019	01-10-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 3,500,840	$ 3,238,217
Monthly interest rate (%)	[1]		0.24%	0.25%
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-28-2018	12-29-2017
Due date	[1]		01-15-2019	01-10-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 1,500,360	$ 340,057
Monthly interest rate (%)	[1]		0.24%	0.25%
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-26-2018
Due date	[1]		01-30-2019
Currency	[1]		CLP
Amount	[1]		$ 4,829,042
Monthly interest rate (%)	[1]		0.24%
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-24-2018	12-22-2017
Due date	[1]		01-10-2019	01-10-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 199,653	$ 2,628,752
Monthly interest rate (%)	[1]		0.24%	0.25%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-17-2018	12-28-2017
Due date	[1]		01-16-2019	01-30-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 1,474,627	$ 1,455,543
Monthly interest rate (%)	[1]		0.25%	0.23%
Scotia bank Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 3,822,988
Monthly interest rate (%)	[1]		0.26%
Scotia bank Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-27-2018
Due date	[1]		01-15-2019
Currency	[1]		CLP
Amount	[1]		$ 9,453,276
Monthly interest rate (%)	[1]		0.26%
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2019	12-21-2018	12-28-2017
Due date	[1]	01-02-2020	01-10-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 734,448	$ 1,997,067	$ 2,000,500
Monthly interest rate (%)	[1]	0.18%	0.23%	0.25%
Banco Security - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	12-21-2018	12-14-2017
Due date	[1]	01-02-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 658,478	$ 709,418	$ 3,796,772
Monthly interest rate (%)	[1]	0.21%	0.23%	0.24%
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-23-2019	12-21-2018	12-12-2017
Due date	[1]	01-06-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 300,168	$ 184,213	$ 2,935,603
Monthly interest rate (%)	[1]	0.21%	0.23%	0.24%
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-21-2018	12-28-2017
Due date	[1]	01-16-2020	01-16-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,000,060	$ 91,813	$ 1,000,250
Monthly interest rate (%)	[1]	0.18%	0.23%	0.25%
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-14-2018	12-29-2017
Due date	[1]	01-03-2020	01-02-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 2,950,955	$ 5,690,513	$ 1,938,656
Monthly interest rate (%)	[1]	0.21%	0.24%	0.25%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-20-2018
Due date	[1]		01-30-2019
Currency	[1]		CLP
Amount	[1]		$ 500,440
Monthly interest rate (%)	[1]		0.24%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	Valores Security S.A. Corredores de Bolsa
Date of placement	[1]		12-26-2018	12-27-2017
Due date	[1]		01-30-2019	01-10-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 4,881,954	$ 280,086
Monthly interest rate (%)	[1]		0.24%	0.23%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-13-2018
Due date	[1]		01-16-2019
Currency	[1]		CLP
Amount	[1]		$ 1,969,680
Monthly interest rate (%)	[1]		0.25%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	12-21-2018	12-22-2017
Due date	[1]	01-03-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 12,003,360	$ 296,155	$ 3,672,751
Monthly interest rate (%)	[1]	0.21%	0.23%	0.25%
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-26-2018	12-28-2017
Due date	[1]	01-03-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,211,714	$ 5,001,235	$ 2,750,688
Monthly interest rate (%)	[1]	0.21%	0.24%	0.25%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-13-2018	12-28-2017
Due date	[1]	01-03-2020	01-14-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 814,100	$ 4,105,904	$ 4,251,063
Monthly interest rate (%)	[1]	0.21%	0.24%	0.25%
Banco de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-26-2018	12-28-2017
Due date	[1]		01-30-2019	01-15-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 2,634,725	$ 3,800,950
Monthly interest rate (%)	[1]		0.24%	0.25%
Banco de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-27-2018
Due date	[1]		01-15-2019
Currency	[1]		CLP
Amount	[1]		$ 3,279,009
Monthly interest rate (%)	[1]		0.25%
Banco de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-27-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 600,200
Monthly interest rate (%)	[1]		0.25%
Banco de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2019	12-26-2018
Due date	[1]	01-03-2020	01-15-2019
Currency	[1]	CLP	CLP
Amount	[1]	$ 1,500,525	$ 10,004,000
Monthly interest rate (%)	[1]	0.21%	0.24%
Banco De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 6,881,358
Monthly interest rate (%)	[1]		0.26%
Banco De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-24-2018
Due date	[1]		01-09-2019
Currency	[1]		CLP
Amount	[1]		$ 900,546
Monthly interest rate (%)	[1]		0.26%
Banco de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-14-2018	12-28-2017
Due date	[1]		01-02-2019	01-30-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 1,094,729	$ 1,250,313
Monthly interest rate (%)	[1]		0.24%	0.25%
Banco de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-13-2018
Due date	[1]		01-02-2019
Currency	[1]		CLP
Amount	[1]		$ 3,550,258
Monthly interest rate (%)	[1]		0.25%
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-24-2018	12-22-2017
Due date	[1]	01-09-2020	01-10-2019	01-03-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 100,005	$ 950,991	$ 5,003,750
Monthly interest rate (%)	[1]	0.16%	0.24%	0.25%
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	12-14-2018	12-26-2017
Due date	[1]	01-02-2020	01-02-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 2,776,880	$ 1,911,598	$ 2,910,394
Monthly interest rate (%)	[1]	0.18%	0.24%	0.24%
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-26-2018	12-28-2017
Due date	[1]	01-03-2020	01-30-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 4,001,333	$ 8,848,606	$ 4,001,000
Monthly interest rate (%)	[1]	0.20%	0.24%	0.25%
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-27-2018	12-29-2017
Due date	[1]	01-03-2020	01-15-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 6,002,000	$ 3,001,000	$ 2,524,410
Monthly interest rate (%)	[1]	0.20%	0.25%	0.25%
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-23-2019	12-13-2018
Due date	[1]	01-06-2020	01-16-2019
Currency	[1]	CLP	CLP
Amount	[1]	$ 1,200,672	$ 233,620
Monthly interest rate (%)	[1]	0.21%	0.25%
Banco De Credito e Inversiones - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-26-2019	12-17-2018
Due date	[1]	01-03-2020	01-16-2019
Currency	[1]	CLP	CLP
Amount	[1]	$ 500,167	$ 1,550,072
Monthly interest rate (%)	[1]	0.20%	0.25%
Banco De Credito e Inversiones - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-17-2018
Due date	[1]		01-02-2019
Currency	[1]		CLP
Amount	[1]		$ 4,911,284
Monthly interest rate (%)	[1]		0.25%
Banco De Credito e Inversiones - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-24-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 4,802,350
Monthly interest rate (%)	[1]		0.26%
Banco De Credito e Inversiones - Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-24-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 2,501,517
Monthly interest rate (%)	[1]		0.26%
Banco De Credito e Inversiones - Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-27-2018
Due date	[1]		01-30-2019
Currency	[1]		CLP
Amount	[1]		$ 1,190,413
Monthly interest rate (%)	[1]		0.26%
Banco De Credito e Inversiones - Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-27-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 3,801,316
Monthly interest rate (%)	[1]		0.26%
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	12-26-2018	12-14-2017
Due date	[1]	01-02-2020	01-30-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 489,632	$ 1,650,525	$ 970,704
Monthly interest rate (%)	[1]	0.18%	0.24%	0.24%
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	11-30-2018	12-26-2017
Due date	[1]	01-03-2020	01-04-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 4,001,120	$ 2,216,658	$ 1,591,406
Monthly interest rate (%)	[1]	0.21%	0.26%	0.24%
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2019	12-17-2018	12-29-2017
Due date	[1]	01-06-2020	01-02-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 639,513	$ 7,880,787	$ 2,000,333
Monthly interest rate (%)	[1]	0.21%	0.25%	0.25%
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-26-2019	12-17-2018
Due date	[1]	01-03-2020	01-16-2019
Currency	[1]	CLP	CLP
Amount	[1]	$ 5,109,314	$ 1,230,260
Monthly interest rate (%)	[1]	0.21%	0.25%
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-19-2018	12-28-2017
Due date	[1]		01-10-2019	01-10-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 1,963,352	$ 3,833,082
Monthly interest rate (%)	[1]		0.26%	0.25%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 185,620
Monthly interest rate (%)	[1]		0.26%
Banco Itau Corpbanca - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-27-2018
Due date	[1]		01-09-2019
Currency	[1]		CLP
Amount	[1]		$ 2,000,692
Monthly interest rate (%)	[1]		0.26%
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-27-2019	12-17-2018	12-14-2017
Due date	[1]	01-03-2020	01-04-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 5,001,400	$ 6,807,616	$ 144,116
Monthly interest rate (%)	[1]	0.21%	0.24%	0.24%
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-30-2019	12-26-2018	12-22-2017
Due date	[1]	01-09-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 200,012	$ 1,100,440	$ 2,631,974
Monthly interest rate (%)	[1]	0.18%	0.24%	0.25%
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-26-2018	12-28-2017
Due date	[1]	01-24-2020	01-10-2019	01-04-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 331,012	$ 490,196	$ 80,020
Monthly interest rate (%)	[1]	0.18%	0.24%	0.25%
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-14-2018	12-28-2017
Due date	[1]	01-09-2020	01-02-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 300,018	$ 7,009,520	$ 3,000,750
Monthly interest rate (%)	[1]	0.18%	0.24%	0.25%
Banco del Estado de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-26-2018	12-28-2017
Due date	[1]		01-30-2019	01-04-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 6,702,680	$ 950,238
Monthly interest rate (%)	[1]		0.24%	0.25%
Banco del Estado de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-27-2018	12-28-2017
Due date	[1]		01-15-2019	01-04-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 472,241	$ 225,056
Monthly interest rate (%)	[1]		0.25%	0.25%
Banco del Estado de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		11-30-2018	12-28-2017
Due date	[1]		01-04-2019	01-30-2018
Currency	[1]		CLP	CLP
Amount	[1]		$ 3,899,730	$ 8,102,025
Monthly interest rate (%)	[1]		0.26%	0.25%
Banco del Estado de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-13-2018
Due date	[1]		01-02-2019
Currency	[1]		CLP
Amount	[1]		$ 2,859,342
Monthly interest rate (%)	[1]		0.25%
Banco del Estado de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-13-2018
Due date	[1]		01-30-2019
Currency	[1]		CLP
Amount	[1]		$ 270,405
Monthly interest rate (%)	[1]		0.25%
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-14-2018	12-22-2017
Due date	[1]	01-16-2020	01-30-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 5,959,517	$ 250,340	$ 1,000,750
Monthly interest rate (%)	[1]	0.18%	0.24%	0.25%
Banco del Estado de Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 7,941,664
Monthly interest rate (%)	[1]		0.26%
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-26-2018	12-28-2017
Due date	[1]	01-03-2020	01-30-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 5,705,073	$ 6,560,550	$ 8,475,346
Monthly interest rate (%)	[1]	0.21%	0.24%	0.25%
Banco Internacional - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2017
Due date	[1]			01-10-2018
Currency	[1]			CLP
Amount	[1]			$ 944,884
Monthly interest rate (%)	[1]			0.25%
Banco BICE - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.
Date of placement	[1]	12-26-2019
Due date	[1]	01-03-2020
Currency	[1]	CLP
Amount	[1]	$ 2,289,511
Monthly interest rate (%)	[1]	0.21%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-23-2019
Due date	[1]	01-06-2020
Currency	[1]	CLP
Amount	[1]	$ 300,168
Monthly interest rate (%)	[1]	0.21%
Banco De Credito e Inversiones - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-30-2019	12-26-2018	12-14-2017
Due date	[1]	01-02-2020	01-10-2019	01-05-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,124,056	$ 300,885	$ 196,591
Monthly interest rate (%)	[1]	0.22%	0.24%	0.24%
Banco Security - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 1,967,453
Monthly interest rate (%)	[1]		0.26%
Banco Security - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 895,503
Monthly interest rate (%)	[1]		0.26%
Banco Santander - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-24-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 2,602,140
Monthly interest rate (%)	[1]		0.26%
Banco Santander - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-19-2018
Due date	[1]		01-10-2019
Currency	[1]		CLP
Amount	[1]		$ 4,451,265
Monthly interest rate (%)	[1]		0.26%
Banco Central de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-30-2019
Due date	[1]	01-02-2020
Currency	[1]	CLP
Amount	[1]	$ 6,176,480
Monthly interest rate (%)	[1]	0.22%
Banco Santander - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2019	12-14-2018	12-22-2017
Due date	[1]	01-03-2020	01-02-2019	01-10-2018
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 9,403,133	$ 415,536	$ 1,974,698
Monthly interest rate (%)	[1]	0.20%	0.24%	0.25%
Scotiabank Azul - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2017
Due date	[1]			01-05-2018
Currency	[1]			CLP
Amount	[1]			$ 1,000,250
Monthly interest rate (%)	[1]			0.25%
Scotiabank Azul - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BBVA Corredores de Bolsa Ltda.
Date of placement	[1]			12-27-2017
Due date	[1]			01-08-2018
Currency	[1]			CLP
Amount	[1]			$ 1,700,567
Monthly interest rate (%)	[1]			0.25%
Scotiabank Azul - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BBVA Corredores de Bolsa Ltda.
Date of placement	[1]			12-18-2017
Due date	[1]			01-18-2018
Currency	[1]			CLP
Amount	[1]			$ 290,289
Monthly interest rate (%)	[1]			0.23%
Scotiabank Azul - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BBVA Corredores de Bolsa Ltda.
Date of placement	[1]			12-28-2017
Due date	[1]			01-30-2018
Currency	[1]			CLP
Amount	[1]			$ 2,425,349
Monthly interest rate (%)	[1]			0.23%
Scotiabank Sudamericano Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2019
Due date	[1]	01-02-2020
Currency	[1]	CLP
Amount	[1]	$ 1,192,040
Monthly interest rate (%)	[1]	0.21%
Scotiabank Sudamericano Chile one [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2019
Due date	[1]	01-09-2020
Currency	[1]	CLP
Amount	[1]	$ 1,200,336
Monthly interest rate (%)	[1]	0.21%
Scotiabank Sudamericano Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019
Due date	[1]	01-16-2020
Currency	[1]	CLP
Amount	[1]	$ 3,864,985
Monthly interest rate (%)	[1]	0.18%
Scotiabank Sudamericano Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.
Date of placement	[1]	12-27-2019
Due date	[1]	01-06-2020
Currency	[1]	CLP
Amount	[1]	$ 8,363,007
Monthly interest rate (%)	[1]	0.21%
Scotiabank Sudamericano Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Scotia Corredora de Bolsa Chile S.A.
Date of placement	[1]	12-26-2019
Due date	[1]	01-03-2020
Currency	[1]	CLP
Amount	[1]	$ 2,926,683
Monthly interest rate (%)	[1]	0.21%
Banco Consorcio [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019	12-26-2018
Due date	[1]	01-24-2020	01-30-2019
Currency	[1]	CLP	CLP
Amount	[1]	$ 369,030	$ 3,427,727
Monthly interest rate (%)	[1]	0.18%	0.24%
Banco Consorcio Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-30-2019
Due date	[1]	01-16-2020
Currency	[1]	CLP
Amount	[1]	$ 376,110
Monthly interest rate (%)	[1]	0.18%
Banco Santander - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BBVA Corredores de Bolsa Ltda.
Date of placement	[1]		12-17-2018
Due date	[1]		01-02-2019
Currency	[1]		CLP
Amount	[1]		$ 2,876,187
Monthly interest rate (%)	[1]		0.25%

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.